11. Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	December 31,	December 31,
	2020	2019
Photovoltaic solar systems	$33,174	$32,288
Bitcoin mining equipment	4,155	4,045
Furniture, fixtures and equipment	2,220	759
Automobile	6,040	468
Leasehold improvements	599	187
	46,188	37,747
Less: accumulated depreciation	(11,058)	(3,636)
	35,130	34,111
Less: impairment	(2,328)	(2,328)
	$32,802	$31,783